Share-based Compensation - Other Share Incentive Plan (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) installment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share based Compensation
Compensation expenses | ¥	¥ 3,242,810	¥ 3,174,160	¥ 3,041,492
Unrecognized share based compensation expenses relating to share options | ¥	21,000
Stock options
Share based Compensation
Compensation expenses | ¥	¥ 289,000	¥ 327,900	¥ 528,200
Certain subsidiaries | Stock options | Vesting option I
Share based Compensation
Percentage of vesting of equity awards on the predefined Vesting Commencement Date	100.00%
Certain subsidiaries | Stock options | Vesting option II
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	2
Certain subsidiaries | Stock options | Vesting option III
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	3
Certain subsidiaries | Stock options | Vesting option IV
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	4
Certain subsidiaries | Stock options | Vesting option V
Share based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	5
Certain subsidiaries | Equal to or more than | Stock options
Share based Compensation
Expiration period	4 years
Certain subsidiaries | Less than | Stock options
Share based Compensation
Expiration period	7 years